Net Loss Per Share - Schedule of Diluted Net Loss per Ordinary Share Effect Anti-Dilutive (Details) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Diluted Net Loss per Ordinary Share Effect Anti-Dilutive [Line Items]
Anti-dilutive shares	58,859,524	326,402,133	58,859,524	326,402,133	320,991,761	313,741,326	310,746,876
Options [Member]
Schedule of Diluted Net Loss per Ordinary Share Effect Anti-Dilutive [Line Items]
Anti-dilutive shares	33,057,765	33,534,491	33,057,765	33,534,491	32,490,743	30,717,331	28,716,868
RSAs [Member]
Schedule of Diluted Net Loss per Ordinary Share Effect Anti-Dilutive [Line Items]
Anti-dilutive shares	8,079,896	5,678,013	8,079,896	5,678,013	1,295,450	2,590,897	5,181,794
RSUs [Member]
Schedule of Diluted Net Loss per Ordinary Share Effect Anti-Dilutive [Line Items]
Anti-dilutive shares	8,046,477	7,678,486	8,046,477	7,678,486	7,694,426	5,006,247	3,448,445
Series A-1 Convertible Redeemable Preferred Shares [Member]
Schedule of Diluted Net Loss per Ordinary Share Effect Anti-Dilutive [Line Items]
Anti-dilutive shares		50,997,533		50,997,533	50,997,533	50,997,533	50,997,533
Series A-2 Convertible Redeemable Preferred Shares [Member]
Schedule of Diluted Net Loss per Ordinary Share Effect Anti-Dilutive [Line Items]
Anti-dilutive shares		47,849,869		47,849,869	47,849,869	47,849,869	47,849,869
Series A-3 Convertible Redeemable Preferred Shares [Member]
Schedule of Diluted Net Loss per Ordinary Share Effect Anti-Dilutive [Line Items]
Anti-dilutive shares		9,503,120		9,503,120	9,503,120	9,503,120	9,503,120
Series B-1 Convertible Redeemable Preferred Shares [Member]
Schedule of Diluted Net Loss per Ordinary Share Effect Anti-Dilutive [Line Items]
Anti-dilutive shares		44,047,138		44,047,138	44,047,138	44,047,138	44,047,138
Series B-2 Convertible Redeemable Preferred Shares [Member]
Schedule of Diluted Net Loss per Ordinary Share Effect Anti-Dilutive [Line Items]
Anti-dilutive shares		30,539,060		30,539,060	30,539,060	30,539,060	30,539,060
Series B-3 Convertible Redeemable Preferred Shares [Member]
Schedule of Diluted Net Loss per Ordinary Share Effect Anti-Dilutive [Line Items]
Anti-dilutive shares		7,054,530		7,054,530	7,054,530	7,054,530	7,054,530
Series C Convertible Redeemable Preferred Shares [Member]
Schedule of Diluted Net Loss per Ordinary Share Effect Anti-Dilutive [Line Items]
Anti-dilutive shares		45,971,349		45,971,349	45,971,348	45,971,348	45,971,348
Series D Convertible redeemable preferred shares [Member]
Schedule of Diluted Net Loss per Ordinary Share Effect Anti-Dilutive [Line Items]
Anti-dilutive shares		43,548,544		43,548,544	43,548,544	39,464,250	37,437,167
Convertible Redeemable Preferred Shares [Member]
Schedule of Diluted Net Loss per Ordinary Share Effect Anti-Dilutive [Line Items]
Anti-dilutive shares		279,511,143		279,511,143	279,511,142	275,426,850	273,399,768